FAIR VALUE MEASUREMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Financial liabilities related to foreign currency derivative hedging contracts		$ (142)
Marketable securities	$ 27,562	36,318
Earn-Out liability related to the acquisition of ACS	(378)	(487)
Total financial net assets (liabilities)	27,184	35,689
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Financial liabilities related to foreign currency derivative hedging contracts		(142)
Marketable securities	27,562	36,318
Earn-Out liability related to the acquisition of ACS	0	0
Total financial net assets (liabilities)	27,562	36,176
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Financial liabilities related to foreign currency derivative hedging contracts		0
Marketable securities	0	0
Earn-Out liability related to the acquisition of ACS	(378)	(487)
Total financial net assets (liabilities)	$ (378)	$ (487)